Income taxes - Disclosure of detailed information about income taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current income tax
Expense for the year	$ 797	$ 797
Adjustment in respect of prior years	0	25
Current income tax expense	797	822
Deferred income tax (Note 24 (b)):
Origination and reversal of temporary differences	(45,186)	(36,471)
Impact of changes in tax rates	98	253
Change in unrecognized deductible temporary differences	3,891	25
Adjustments in respect of prior years	0	223
Deferred income tax recovery	(41,197)	(35,970)
Income tax recovery	$ (40,400)	$ (35,148)